Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of guaranteed bank loans
	For the year ended December 31,
	2019	2018
Guaranteed bank loans - Bank of Hangzhou	$-	$6,556,708
Total	$-	$6,556,708

Schedule of long term loans

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2018
Dec.20, 2020	Project Loans	Bank of Hangzhou	5.88	$3,642,616	(1)
Dec.20, 2020	Project Loans	Bank of Hangzhou	5.88	$2,914,092	(2)
Total				$6,556,708

(1)	Repaid on June 17, 2019.
(2)	Repaid on December 3, 2019.